Advances to suppliers - Allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Advances to suppliers [Line Items]
Balance at beginning of period	$ 3,699,890	$ 5,731,281
Change of allowance for doubtful accounts	(53,436)	(895,043)
Write off	(15,631)	(1,523,489)
Translation adjustments	86,885	387,141
Balance at end of period	3,717,708	3,699,890
Advances To Suppliers [Member]
Advances to suppliers [Line Items]
Balance at beginning of period	179,095	1,517,017
Change of allowance for doubtful accounts	(144,549)	(400,436)
Write off	(5)	(1,039,958)
Translation adjustments	4,205	102,472
Balance at end of period	$ 38,746	$ 179,095